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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-07324

Gardner Lewis Investment Trust

(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

 Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450       Cincinnati, Ohio 45246

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of The 1940 Act Law GroupTM
2041 West 141st Terrace, Suite 119
Leawood, Kansas 66224

Registrant's telephone number, including area code:  (610) 558-2800

Date of fiscal year end:         October 31, 2012

Date of reporting period:       April 30, 2012

Item 1.	Reports to Stockholders.

The Chesapeake Core Growth Fund

Semi-Annual Report April 30, 2012 (Unaudited)

Investment Advisor	Administrator
Gardner Lewis Asset Management, L.P. 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317 www.chesapeakefunds.com	Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-800-430-3863

The Chesapeake Core Growth Fund

The Chesapeake Core Growth Fund vs S&P 500® Total Return Index
Sector Diversification
April 30, 2012 (Unaudited)

Top Ten Holdings
April 30, 2012 (Unaudited)

Security Description	% of Net Assets
Apple, Inc.	7.0%
Equinix, Inc.	4.6%
EOG Resources, Inc.	3.8%
Humana, Inc.	3.8%
Dollar Tree, Inc.	3.6%
Google, Inc. - Class A	3.5%
MasterCard, Inc. - Class A	3.5%
Amazon.com, Inc.	3.3%
Celgene Corp.	3.2%
EMC Corp.	3.1%

1

The Chesapeake Core Growth Fund Schedule of Investments April 30, 2012 (Unaudited)
Common Stocks — 96.3%	Shares	Value
Consumer Discretionary — 17.9%
Hotels, Restaurants & Leisure — 1.5%
Starwood Hotels & Resorts Worldwide, Inc.	9,100	$538,720

Internet & Catalog Retail — 5.3%
Amazon.com, Inc. *	5,109	1,184,777
priceline.com, Inc. *	959	729,627
		1,914,404
Media — 4.6%
DIRECTV - Class A *	15,798	778,367
Liberty Media Corp. - Liberty Capital *	10,065	880,084
		1,658,451
Multiline Retail — 6.5%
Dollar Tree, Inc. *	12,902	1,311,617
Macy's, Inc.	25,155	1,031,858
		2,343,475
Consumer Staples — 0.9%
Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	3,880	342,100

Energy — 9.1%
Energy Equipment & Services — 2.8%
National Oilwell Varco, Inc.	13,185	998,896

Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.	12,237	895,871
EOG Resources, Inc.	12,513	1,374,052
		2,269,923
Financials — 12.6%
Diversified Financial Services — 11.4%
Bank of America Corp.	110,010	892,181
Citigroup, Inc.	22,289	736,429
CME Group, Inc.	2,581	686,081
JPMorgan Chase & Co.	12,750	547,995
MasterCard, Inc. - Class A	2,776	1,255,502
		4,118,188
Real Estate Management & Development — 1.2%
CBRE Group, Inc. *	22,695	426,893

Health Care — 10.9%
Biotechnology — 4.7%
Celgene Corp. *	15,710	1,145,573
Gilead Sciences, Inc. *	10,560	549,226
		1,694,799

2

The Chesapeake Core Growth Fund Schedule of Investments (Continued)
Common Stocks — 96.3% (Continued)	Shares	Value
Health Care — 10.9% (Continued)
Health Care Providers & Services — 6.2%
Express Scripts, Inc. *	15,355	$856,655
Humana, Inc.	16,940	1,366,719
		2,223,374
Industrials — 6.8%
Aerospace & Defense — 2.2%
Boeing Co. (The)	10,455	802,944

Air Freight & Logistics — 1.4%
FedEx Corp.	5,515	486,644

Airlines — 1.0%
Delta Air Lines, Inc. *	33,920	371,763

Machinery — 2.2%
Danaher Corp.	14,295	775,075

Information Technology — 30.2%
Communications Equipment — 1.4%
QUALCOMM, Inc.	8,035	512,954

Computers & Peripherals — 10.1%
Apple, Inc. *	4,336	2,533,265
EMC Corp. *	40,015	1,128,823
		3,662,088
Internet Software & Services — 4.8%
Baidu, Inc. - ADR *	3,402	451,445
Google, Inc. - Class A *	2,087	1,263,115
		1,714,560
Semiconductors & Semiconductor Equipment — 6.0%
ARM Holdings plc - ADR	23,875	604,754
Broadcom Corp. - Class A *	19,350	708,210
Intel Corp.	29,495	837,658
		2,150,622
Software — 7.9%
Citrix Systems, Inc. *	5,215	446,456
Red Hat, Inc. *	13,975	833,050
salesforce.com, inc. *	5,555	865,080
VMware, Inc. - Class A *	6,355	709,981
		2,854,567
Materials — 3.3%
Chemicals — 1.4%
Monsanto Co.	6,800	518,024

3

The Chesapeake Core Growth Fund Schedule of Investments (Continued)
Common Stocks — 96.3% (Continued)	Shares	Value
Materials — 3.3% (Continued)
Metals & Mining — 1.9%
Freeport-McMoRan Copper & Gold, Inc.	17,855	$683,846

Telecommunication Services — 4.6%
Diversified Telecommunication Services — 4.6%
Equinix, Inc. *	10,163	1,668,765

Total Common Stocks (Cost $27,928,989)		$34,731,075

Money Market Funds — 4.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	727,492	$727,492
Fidelity Institutional Money Market Portfolio - Class I, 0.20% (a)	727,491	727,491
Total Money Market Funds (Cost $1,454,983)		$1,454,983

Total Investments at Value — 100.3% (Cost $29,383,972)		$36,186,058

Liabilities in Excess of Other Assets — (0.3%)		(115,554)

Total Net Assets — 100.0%		$36,070,504

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2012.

See accompanying notes to financial statements.

4

The Chesapeake Core Growth Fund Statement of Assets and Liabilities April 30, 2012 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$29,383,972
At value (Note 2)	$36,186,058
Cash	2,195
Dividends receivable	6,921
Receivable for investment securities sold	248,412
Receivable for capital shares sold	5,016
Other assets	14,217
TOTAL ASSETS	36,462,819

LIABILITIES
Payable for investment securities purchased	175,277
Payable for capital shares redeemed	48,179
Payable to Advisor (Note 5)	128,968
Accrued compliance service fees (Note 5)	3,520
Accrued distribution and service plan fees (Note 5)	7,713
Payable to administrator (Note 5)	6,570
Accrued Trustees’ fees (Note 4)	3,333
Other accrued expenses	18,755
TOTAL LIABILITIES	392,315

NET ASSETS	$36,070,504

Net assets consist of:
Paid-in capital	$188,892,852
Accumulated net investment loss	(191,259)
Accumulated net realized losses from security transactions	(159,433,175)
Net unrealized appreciation on investments	6,802,086
NET ASSETS	$36,070,504

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,234,756

Net asset value, offering price and redemption price per share (Note 2)	$16.14

See accompanying notes to financial statements.

5

The Chesapeake Core Growth Fund Statement of Operations For the Six Months Ended April 30, 2012 (Unaudited)
INVESTMENT INCOME
Dividends	$241,928
Foreign withholding taxes on dividends	(633)
TOTAL INVESTMENT INCOME	241,295

EXPENSES
Investment advisory fees (Note 5)	279,625
Distribution and service plan fees (Note 5)	53,106
Shareholder account maintenance fees	27,786
Compliance service fees (Note 5)	22,367
Administration fees (Note 5)	20,964
Fund accounting fees (Note 5)	17,796
Registration and filing fees	17,635
Professional fees	16,964
ICI membership fees	14,895
Transfer agent fees (Note 5)	14,243
Custodian and bank service fees	8,183
Trustees’ fees and expenses (Note 4)	7,610
Insurance expense	5,509
Postage and supplies	4,285
Interest expense (Note 7)	3,834
Reports to shareholders	3,628
Other expenses	3,529
TOTAL EXPENSES	521,959
Investment advisory fee reductions (Note 5)	(87,696)
Fees paid indirectly through a directed brokerage arrangement (Note 6)	(1,709)
NET EXPENSES	432,554

NET INVESTMENT LOSS	(191,259)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	5,993,082
Net change in unrealized appreciation/depreciation on investments	569,729

REALIZED AND UNREALIZED GAINS ON INVESTMENTS	6,562,811

NET INCREASE IN NET ASSETS FROM OPERATIONS	$6,371,552

See accompanying notes to financial statements.

6

The Chesapeake Core Growth Fund Statements of Changes in Net Assets
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
FROM OPERATIONS
Net investment loss	$(191,259)	$(1,403,608)
Net realized gains from security transactions	5,993,082	55,420,486
Net change in unrealized appreciation/ depreciation on investments	569,729	(40,852,426)
Net increase in net assets from operations	6,371,552	13,164,452

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,112,912	28,271,404
Payments for shares redeemed	(58,890,499)	(263,597,926)
Net decrease in net assets from capital share transactions	(57,777,587)	(235,326,522)

TOTAL DECREASE IN NET ASSETS	(51,406,035)	(222,162,070)

NET ASSETS
Beginning of period	87,476,539	309,638,609
End of period	$36,070,504	$87,476,539

ACCUMULATED NET INVESTMENT LOSS	$(191,259)	$—

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	74,671	1,834,076
Shares redeemed	(3,987,537)	(17,240,388)
Net decrease in shares outstanding	(3,912,866)	(15,406,312)
Shares outstanding, beginning of period	6,147,622	21,553,934
Shares outstanding, end of period	2,234,756	6,147,622

See accompanying notes to financial statements.

7

The Chesapeake Core Growth Fund Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended April 30, 2012 (Unaudited)		Years Ended October 31,
			2011		2010		2009		2008	2007
Net asset value at beginning of period	$14.23		$14.37		$12.69		$11.58		$21.69	$17.66

Income (loss) from investment operations:
Net investment loss	(0.08)		(0.23)		(0.10)		(0.02)		(0.05)	(0.09)
Net realized and unrealized gains (losses) on investments	1.99		0.09		1.78		1.13		(9.25)	4.20
Total from investment operations	1.91		(0.14)		1.68		1.11		(9.30)	4.11

Less distributions:
From net realized gains on investments	—		—		—		—		(0.81)	(0.08)

Net asset value at end of period	$16.14		$14.23		$14.37		$12.69		$11.58	$21.69

Total return (a)	13.42%	(b)	(0.97%	)	13.24%		9.59%		(44.45% )	23.38%

Net assets at end of period (000’s)	$36,071		$87,477		$309,639		$350,816		$502,260	$1,075,504

Ratio of total expenses to average net assets (c)	1.88%	(d)	1.58%		1.52%		1.61%		1.42%	1.39%

Ratio of net expenses to average net assets (Notes 5 and 6)	1.56%	(d)	1.39%		1.38%		1.32%		1.39%	1.34%

Ratio of net investment loss to average net assets	(0.69%	)(d)	(0.64%	)	(0.64%	)	(0.19%	)	(0.25% )	(0.46% )

Portfolio turnover rate	19%	(b)	74%		70%		65%		69%	70%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)
Ratios were determined based on expenses prior to any reductions or refunds of advisory fees or distribution and service fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement (Notes 5 and 6).

(d)	Annualized.

See accompanying notes to financial statements.

8

The Chesapeake Core Growth Fund Notes to Financial Statements April 30, 2012 (Unaudited)

1. Organization

The Chesapeake Core Growth Fund (the “Fund”) is a diversified series of the Gardner Lewis Investment Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940.

The investment objective of the Fund is to seek capital appreciation.

2. Significant Accounting Policies

The following is a list of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Trust’s Board of Trustees (the “Board”) and will be classified as Level 2 or 3 (see below) within the fair value hierarchy depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

9

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$34,731,075	$—	$—	$34,731,075
Money Market Funds	1,454,983	—	—	1,454,983
Total	$36,186,058	$—	$—	$36,186,058

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type. During the six months ended April 30, 2012, the Fund did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held by the Fund during the six months ended or as of April 30, 2012. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of the Fund is calculated by dividing the total value of the Fund’s assets, minus liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

Common expenses – Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed periodically by the Board.

Distributions to shareholders – Dividends arising from net investment income and net capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. There were no distributions paid to shareholders during the periods ended April 30, 2012 and October 31, 2011.

10

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2012:

Cost of portfolio investments	$30,457,630
Gross unrealized appreciation	$7,112,299
Gross unrealized depreciation	(1,383,871)
Net unrealized appreciation	$5,728,428
Accumulated ordinary loss	(191,259)
Capital loss carryforwards	(162,836,568)
Other gains	4,477,051
Accumulated deficit	$(152,822,348)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of October 31, 2011, the Fund had short-term capital loss carryforwards for federal income tax purposes of $162,836,568, of which $135,829,321 expires on October 31, 2017 and $27,007,247 expires on October 31, 2018. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after October 31, 2011 for an unlimited

11

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

period. Capital losses incurred during post-enactment taxable years are required to be utilized prior to those losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards are more likely to expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (October 31, 2008 through October 31, 2011) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

Lending of portfolio securities – In order to generate additional income, the Fund may lend portfolio securities in an amount up to 25% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities, which are determined by the Fund’s advisor to be creditworthy under guidelines established by the Board. Securities loaned are secured by collateral whose fair value plus accrued interest must always exceed the market value of the securities loaned. The Fund receives compensation in the form of interest on the securities or cash received as collateral for lending securities. The Fund also continues to receive interest or dividends on the securities loaned. Unrealized gain or loss in the fair value of the securities loaned that may occur during the term of the loan is reflected in the net asset value of the Fund. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand. The Fund may experience a loss if the borrower defaults on the loan. During the six months ended April 30, 2012, the Fund did not engage in securities lending. As of April 30, 2012, the Fund had no securities on loan.

3. Investment Transactions

During the six months ended April 30, 2012, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $10,636,135 and $69,837,784, respectively.

4. Trustees and Officers

A Trustee and certain officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the “Advisor”), the investment advisor to the Fund, or with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

12

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

Each Trustee of the Trust who is not affiliated with the Advisor receives an annual retainer of $10,000, of which one-half is paid by the Fund. In addition, the Fund pays each such non-interested Trustee $600 for attendance at each Board meeting, either in person or by telephone.

5. Transactions with Affiliates and Other Service Providers to the Fund

INVESTMENT ADVISORY AGREEMENT
Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets.

Prior to March 1, 2012, in order to limit expenses of the Fund, the Advisor was subject to an Expense Limitation Agreement with the Trust pursuant to which the Advisor agreed to reduce its fees and to reimburse other expenses so that the total annual operating expenses incurred by the Fund, including, but not limited to, investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with GAAP, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and (vi) dividend expense on short sales), during the term of the Expense Limitation Agreement (“Fund Operating Expenses”) were limited to 1.40% of the Fund’s average daily net assets. In determining the Fund Operating Expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements were added to the aggregate expenses so as not to benefit the Advisor. Additionally, fees reimbursed to the Fund relating to brokerage/services arrangements were not taken into account in determining the Fund Operating Expenses so as to benefit the Advisor. Finally, the operating expense limit excluded any “acquired fund fees and expenses” as that term is described in the Fund’s prospectus. Pursuant to the Expense Limitation Agreement, the Fund may reimburse the Advisor for any advisory fee reductions and other expenses assumed and paid by the Advisor during any of the previous three (3) years, less any reimbursements previously paid, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing Fund Operating Expenses to exceed the annual rate of 1.40% of average daily net assets.

As a result of the Expense Limitation Agreement, the Advisor reduced its investment advisory fees by $87,696 during the six months ended April 30, 2012. As of April 30, 2012, the amount of fee reductions available for recoupment by the Advisor totaled $958,701. The Advisor may recoup these fee reductions no later than the dates as stated below:

13

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

October 31, 2012	$192,089
October 31, 2013	405,664
October 31, 2014	273,252
February 28, 2015	87,696
$958,701

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust. The Fund bears a proportionate share of this fee based on an allocation approved by the Board.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides non-investment related administrative services to the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions, and materials for meetings of the Board. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.075% of the Fund’s average daily net assets up to $500 million, 0.05% of such assets from $500 million to $1 billion, 0.035% of such assets from $1 billion to $2 billion and 0.03% of such assets in excess of $2 billion, subject to a minimum monthly fee of $1,500.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund’s average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder services functions. For these services, Ultimus receives a fee, payable monthly, at an annual rate of $18 for each direct account and $15 for certain accounts established through financial intermediaries, subject to a minimum fee of $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

14

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

DISTRIBUTION AND SERVICE FEES
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets. During the six months ended April 30, 2012, the Fund paid $53,106 in distribution and service fees under the Rule 12b-1 Plan.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD receives no compensation from the Fund for acting as principal underwriter.

6. Directed Brokerage Arrangements

The Advisor has executed certain portfolio trades through brokers who paid a portion of the Fund’s expenses. During the six months ended April 30, 2012, the Fund’s expenses were reduced by $1,709 under these arrangements.

7. Bank Line of Credit

The Fund has an unsecured $7,000,000 bank line of credit through its custodian bank that is used for short-term liquidity in connection with shareholder redemptions. Borrowings under this arrangement bear interest at the lender’s prime rate minus 1% at the time of borrowing. During the six months ended April 30, 2012, the Fund incurred $3,834 of interest expense related to the borrowings. Average borrowings and the average interest rate during the six months ended April 30, 2012 were $721,741 and 2.29%, respectively. The largest outstanding borrowing during the six months ended April 30, 2012 was $6,167,000. As of April 30, 2012, the Fund had no outstanding borrowings.

8. Contingencies and Commitments

The Trust indemnifies its officers and Trustees for certain liabilities that might arise from their performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure of the Trust, with respect to the Fund, under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

15

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

10. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. As of April 30, 2012, the Fund had 30.2% of the value of its net assets invested in stocks within the Information Technology sector. From time to time, a particular set of circumstances may affect this sector or other companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

16

The Chesapeake Core Growth Fund About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, Rule 12b-1 distribution fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follows are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2011) and held until the end of the period (April 30, 2012).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

17

The Chesapeake Core Growth Fund About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,134.20	$8.28
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.11	$7.82

*	Expenses are equal to the Fund’s annualized expense ratio of 1.56% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Other Information (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov.

18

Rev. December 2010 Privacy Notice

FACTS	WHAT DOES THE GARDNER LEWIS INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Gardner Lewis Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Gardner Lewis Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-430-3863

19

Who we are
Who is providing this notice?	Gardner Lewis Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Gardner Lewis Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Gardner Lewis Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tell us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
 Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ Gardner Lewis Asset Management, L.P., the investment adviser to the Gardner Lewis Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Gardner Lewis Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Gardner Lewis Investment Trust does not jointly market.

20

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The Chesapeake Core Growth Fund
is a series of
Gardner Lewis Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

The Chesapeake Core Growth Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Gardner Lewis Asset Management 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317

Toll-Free Telephone:

1-800-430-3863

World Wide Web @:

www.chesapeakefunds.com

The Chesapeake Growth Fund Semi-Annual Report April 30, 2012 (Unaudited)

Investment Advisor	Administrator
Gardner Lewis Asset Management, L.P.	Ultimus Fund Solutions, LLC
285 Wilmington-West Chester Pike	P.O. Box 46707
Chadds Ford, Pennsylvania 19317	Cincinnati, Ohio 45246-0707
www.chesapeakefunds.com	1-800-430-3863

The Chesapeake Growth Fund
Portfolio Information (Unaudited)

The Chesapeake Growth Fund vs S&P 500® Total Return Index
Sector Diversification (% of Net Assets)
April 30, 2012

30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Information Technology
Materials
Telecommunication Services
Utilities
The Chesapeake Growth Fund
S&P 500® Total Return Index

Top 10 Equity Holdings
April 30, 2012

Security Description	% of Net Assets
Apple, Inc.	7.6%
Equinix, Inc.	5.4%
Humana, Inc.	5.3%
Liberty Media Corp. - Liberty Capital	4.1%
Pioneer Natural Resources Co.	3.3%
MasterCard, Inc. - Class A	3.2%
Acacia Research Corp.	3.2%
DIRECTV - Class A	3.0%
Amazon.com, Inc.	2.8%
Albemarle Corp.	2.7%

The Chesapeake Growth Fund
Schedule of Investments
April 30, 2012 (Unaudited)

Common Stocks - 96.9%	Shares	Value
Consumer Discretionary - 17.4%
Hotels, Restaurants & Leisure - 3.3%
Starwood Hotels & Resorts Worldwide, Inc.	1,515	$89,688
Vail Resorts, Inc.	6,995	285,256
		374,944
Internet & Catalog Retail - 5.3%
Amazon.com, Inc. *	1,383	320,718
Liberty Media Corp. - Interactive - Series A *	14,775	278,361
		599,079
Media - 8.8%
DIRECTV - Class A *	6,965	343,165
Discovery Communications, Inc. - Class C *	3,940	195,779
Liberty Media Corp. - Liberty Capital *	5,289	462,470
		1,001,414
Energy - 8.9%
Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.	3,545	259,529
EOG Resources, Inc.	2,045	224,562
Pioneer Natural Resources Co.	3,255	376,994
Triangle Petroleum Corp. *	23,970	156,045
		1,017,130
Financials - 11.2%
Diversified Financial Services - 8.6%
Bank of America Corp.	34,930	283,282
Citigroup, Inc.	6,629	219,022
CME Group, Inc.	396	105,265
MasterCard, Inc. - Class A	812	367,243
		974,812
Real Estate Management & Development - 2.6%
CBRE Group, Inc. *	16,065	302,183

Health Care - 7.4%
Biotechnology - 1.5%
Gilead Sciences, Inc. *	3,325	172,933

Health Care Providers & Services - 5.3%
Humana, Inc.	7,440	600,259

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 96.9% (Continued)	Shares	Value
Health Care - 7.4% (Continued)
Pharmaceuticals - 0.6%
Aegerion Pharmaceuticals, Inc. *	5,470	$68,102

Industrials - 10.2%
Aerospace & Defense - 4.3%
Boeing Co. (The)	1,890	145,152
HEICO Corp.	2,750	110,880
Spirit AeroSystems Holdings, Inc. - Class A *	9,135	228,375
		484,407
Air Freight & Logistics - 1.3%
Expeditors International of Washington, Inc.	3,715	148,600

Machinery - 1.4%
3D Systems Corp. *	5,465	161,163

Professional Services - 3.2%
Acacia Research Corp. *	8,810	361,210

Information Technology - 29.5%
Communications Equipment - 4.5%
Plantronics, Inc.	5,115	196,007
QUALCOMM, Inc.	2,385	152,258
Ubiquiti Networks, Inc. *	5,095	168,237
		516,502
Computers & Peripherals - 9.5%
Apple, Inc. *	1,484	867,012
NCR Corp. *	9,130	214,555
		1,081,567
Internet Software & Services - 6.7%
Baidu, Inc. - ADR *	1,038	137,742
Bankrate, Inc. *	7,945	186,072
Google, Inc. - Class A *	281	170,070
KIT digital, Inc. *	16,565	112,311
MercadoLibre, Inc.	1,620	156,719
		762,914
Semiconductors & Semiconductor Equipment - 3.3%
ARM Holdings plc - ADR	7,485	189,595
Volterra Semiconductor Corp. *	5,615	184,677
		374,272

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 96.9% (Continued)	Shares	Value
Information Technology - 29.5% (Continued)
Software - 5.5%
Citrix Systems, Inc. *	1,525	$130,555
Red Hat, Inc. *	3,390	202,078
TIBCO Software, Inc. *	5,049	166,112
VMware, Inc. - Class A *	1,165	130,154
		628,899
Materials - 6.9%
Chemicals - 2.7%
Albemarle Corp.	4,660	304,298

Containers & Packaging - 2.2%
Crown Holdings, Inc. *	6,855	253,498

Metals & Mining - 2.0%
Freeport-McMoRan Copper & Gold, Inc.	5,945	227,693

Telecommunication Services - 5.4%
Diversified Telecommunication Services - 5.4%
Equinix, Inc. *	3,764	618,049

Total Common Stocks (Cost $7,753,628)		$11,033,928

Money Market Funds - 2.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	125,620	$125,620
Fidelity Institutional Money Market Portfolio - Class I, 0.20% (a)	125,619	125,619
Total Money Market Funds (Cost $251,239)		$251,239

Total Investments at Value - 99.1% (Cost $8,004,867)		$11,285,167

Other Assets in Excess of Liabilities - 0.9%		106,202

Total Net Assets - 100.0%		$11,391,369

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2012.

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statement of Assets and Liabilities
April 30, 2012 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$8,004,867
At value (Note 2)	$11,285,167
Cash	348
Dividends receivable	1,562
Receivable for investment securities sold	315,829
Other assets	10,019
TOTAL ASSETS	11,612,925

LIABILITIES
Payable for investment securities purchased	202,286
Payable to administrator (Note 5)	6,340
Accrued Trustees' fees (Note 4)	3,333
Accrued compliance service fees (Note 5)	1,480
Accrued distribution and service plan fees, Investor shares (Note 5)	1,431
Other accrued expenses	6,686
TOTAL LIABILITIES	221,556

NET ASSETS	$11,391,369

Net assets consist of:
Paid-in capital	$9,937,252
Accumulated net investment loss	(68,311)
Accumulated net realized losses from security transactions	(1,757,872)
Net unrealized appreciation on investments	3,280,300
NET ASSETS	$11,391,369

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares	$9,111,035
Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value)	604,863
Net asset value, offering price and redemption price per share (Note 2)	$15.06

PRICING OF INVESTOR SHARES
Net assets applicable to Investor shares	$2,280,334
Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value)	163,884
Net asset value, offering price and redemption price per share (Note 2)	$13.91

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statement of Operations
For the Six Months Ended April 30, 2012 (Unaudited)
INVESTMENT INCOME
Dividends (Net of foreign tax witholding of $636)	$27,612

EXPENSES
Investment advisory fees (Note 5)	58,685
Fund accounting fees (Note 5)	18,581
Professional fees	14,927
Registration and filing fees, Common	2,986
Registration fees, Institutional shares	3,894
Registration fees, Investor shares	5,082
Transfer agent fees, Institutional shares (Note 5)	7,500
Transfer agent fees, Investor shares (Note 5)	3,000
Administration fees (Note 5)	9,000
Compliance service fees (Note 5)	7,633
Trustees' fees and expenses (Note 4)	7,610
Custodian and bank service fees	4,870
Distribution and service plan fees, Investor shares (Note 5)	3,090
Postage and supplies	2,772
Reports to shareholders	2,040
Insurance expense	1,853
Other expenses	1,477
TOTAL EXPENSES	155,000
Investment advisory fee reductions (Note 5)	(58,685)
Fees paid indirectly through a directed brokerage arrangement (Note 6)	(392)
NET EXPENSES	95,923

NET INVESTMENT LOSS	(68,311)

REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS
Net realized losses from security transactions	(173,726)
Net change in unrealized appreciation/depreciation on investments	1,560,210
NET REALIZED AND UNREALIZED GAINS ON
INVESTMENTS	1,386,484

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,318,173

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statements of Changes in Net Assets
	Six Months
	Ended	Year
	April 30,	Ended
	2012	October 31,
	(Unaudited)	2011
FROM OPERATIONS
Net investment loss	$(68,311)	$(131,777)
Net realized gains (losses) from security transactions	(173,726)	932,448
Net change in unrealized appreciation/depreciation on investments	1,560,210	(992,865)
Net increase (decrease) in net assets from operations	1,318,173	(192,194)

FROM CAPITAL SHARE TRANSACTIONS
INSTITUTIONAL SHARES
Proceeds from shares sold	274,312	125,714
Payments for shares redeemed	(1,547,704)	(354,534)
Net decrease in net assets from Institutional shares capital share transactions	(1,273,392)	(228,820)

INVESTOR SHARES
Proceeds from shares sold	2,500	47,000
Payments for shares redeemed	(652,477)	(272,515)
Net decrease in net assets from Investor shares capital share transactions	(649,977)	(225,515)

TOTAL DECREASE IN NET ASSETS	(605,196)	(646,529)

NET ASSETS
Beginning of period	11,996,565	12,643,094
End of period	$11,391,369	$11,996,565

ACCUMULATED NET INVESTMENT LOSS	$(68,311)	$-

SUMMARY OF CAPITAL SHARE ACTIVITY
INSTITUTIONAL SHARES
Shares sold	21,097	8,478
Shares redeemed	(105,696)	(24,267)
Net decrease in shares outstanding	(84,599)	(15,789)
Shares outstanding, beginning of period	689,462	705,251
Shares outstanding, end of period	604,863	689,462

INVESTOR SHARES
Shares sold	198	3,251
Shares redeemed	(49,077)	(19,755)
Net decrease in shares outstanding	(48,879)	(16,504)
Shares outstanding, beginning of period	212,763	229,267
Shares outstanding, end of period	163,884	212,763

See accompanying notes to financial statements.

The Chesapeake Growth Fund - Institutional Shares
Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months
	Ended
	April 30, 2012		Years Ended October 31,
	(Unaudited)		2011	2010		2009		2008	2007

Net asset value at beginning of period	$13.53		$13.76	$11.32		$9.12		$17.07	$12.58

Income (loss) from investment operations:
Net investment loss	(0.08)		(0.13)	(0.19)		(0.17)		(0.08)	(0.31)
Net realized and unrealized gains (losses)
on investments	1.61		(0.10)	2.63		2.37		(7.87)	4.80
Total from investment operations	1.53		(0.23)	2.44		2.20		(7.95)	4.49

Net asset value at end of period	$15.06		$13.53	$13.76		$11.32		$9.12	$17.07

Total return (a)	11.31%	(b)	(1.67% )	21.55%		24.12%		(46.57% )	35.69%

Net assets at end of period (000's)	$9,111		$9,329	$9,704		$8,882		$7,585	$6,542

Ratio of total expenses to average net assets (c)	2.51%	(d)	2.27%	2.47%		2.83%		2.44%	2.97%

Ratio of net expenses to average net
assets (Note 5 and 6)	1.50%	(d)	1.25%	1.77%		2.25%		1.59%	2.91%

Ratio of net investment loss to average net assets	(1.03%	)(d)	(0.89% )	(1.44%	)	(1.76%	)	(0.86% )	(2.02%	)

Portfolio turnover rate	25%	(b)	64%	83%		80%		113%	73%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Ratios were determined based on expenses prior to any reductions or refunds of advisory fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement (Notes 5 and 6).

(d)	Annualized.

See accompanying notes to financial statements.

The Chesapeake Growth Fund - Investor Shares
Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months
	Ended
	April 30, 2012		Years Ended October 31,
	(Unaudited)		2011	2010		2009		2008	2007

Net asset value at beginning of period	$12.54		$12.82	$10.58		$8.55		$16.06	$11.87

Income (loss) from investment operations:
Net investment loss	(0.13)		(0.20)	(0.22)		(0.19)		(0.16)	(0.35)
Net realized and unrealized gains (losses)
on investments	1.50		(0.08)	2.46		2.22		(7.35)	4.54
Total from investment operations	1.37		(0.28)	2.24		2.03		(7.51)	4.19

Net asset value at end of period	$13.91		$12.54	$12.82		$10.58		$8.55	$16.06

Total return (a)	10.93%	(b)	(2.18% )	21.17%		23.74%		(46.76% )	35.30%

Net assets at end of period (000's)	$2,280		$2,668	$2,939		$2,769		$2,725	$5,280

Ratio of total expenses to average net assets (c)	3.17%	(d)	2.80%	2.76%		3.05%		2.71%	3.21%

Ratio of net expenses to average net
assets (Note 5 and 6)	2.16%	(d)	1.79%	2.06%		2.49%		1.89%	3.15%

Ratio of net investment loss to average net assets	(1.69%	)(d)	(1.42% )	(1.73%	)	(2.00%	)	(1.16% )	(2.26%	)

Portfolio turnover rate	25%	(b)	64%	83%		80%		113%	73%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Ratios were determined based on expenses prior to any reductions or refunds of advisory fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement (Notes 5 and 6).

(d)	Annualized.

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Notes to Financial Statements
April 30, 2012 (Unaudited)

1.	Organization

The Chesapeake Growth Fund (the “Fund”) is a diversified series of the Gardner Lewis Investment Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940.

The investment objective of the Fund is to seek capital appreciation by investing primarily in equity securities of companies without regard to capitalization.

The Fund currently offers two classes of shares:  Institutional shares (sold without any sales loads or distribution fees) and Investor shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Investor shares).  Each class of shares represents an interest in the same portfolio of investments, has the same rights and is identical in all material respects except that (1) Investor shares bear distribution fees; (2) certain other class-specific expenses will be born solely by the class to which such expenses are attributable; and (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.	Significant Accounting Policies

The following is a list of the Fund’s significant accounting policies.  The polices are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees (the “Board”) and will be classified as Level 2 or 3 (see below) within the fair value hierarchy depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks	$11,033,928	$-	$-	$11,033,928
Money Market Funds	251,239	-	-	251,239
Total	$11,285,167	$-	$-	$11,285,167

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the six months ended April 30, 2012, the Fund did not have any transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held by the Fund during the six months ended or as of April 30, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each class of shares of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business.  The net asset value per share of each class of shares of the Fund is calculated by dividing the total value of the Fund’s assets attributable to that class, minus liabilities attributable to that class, by the number of shares outstanding of that class.  The offering price and redemption price per share of each class of shares is equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date.  Cost of securities sold is determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned and includes amortization of discounts and premiums.

Common expenses – Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed periodically by the Board.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

Distributions to shareholders – Dividends arising from net investment income and net capital gains, if any, are declared and paid at least annually.  The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from GAAP and are recorded on the ex-dividend date.  There were no distributions paid to shareholders during the periods ended April 30, 2012 and October 31, 2011.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses of the Fund which are not attributable to a specific class are generally allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2012:

Cost of portfolio investments	$8,180,217
Gross unrealized appreciation	$3,733,331
Gross unrealized depreciation	(628,381)
Net unrealized appreciation	3,104,950
Accumulated ordinary loss	(68,311)
Capital loss carryforwards	(1,311,628)
Other losses	(270,894)
Accumulated earnings	$1,454,117

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of October 31, 2011, the Fund had the following short-term capital loss carryforward for federal income tax purposes:

Amount	Expires October 31,
$ 1,311,628	2017

This capital loss carryforward may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after October 31, 2011 for an unlimited period.  Capital losses incurred during post-enactment taxable years are required to be utilized prior to those losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards are more likely to expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is "more-likely-than-not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended October 31, 2008 through October 31, 2011) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.	Investment Transactions

During the six months ended April 30, 2012, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $2,959,159 and $5,233,135, respectively.

4.	Trustees and Officers

A Trustee and certain officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the “Advisor”), the investment advisor to the Fund, or with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

Each Trustee of the Trust who is not affiliated with the Advisor receives an annual retainer of $10,000, of which one-half is paid by the Fund.  In addition, the Fund pays each such non-interested Trustee $600 for attendance at each Board meeting, either in person or by telephone.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

5.	Transactions with Affiliates and Service Providers

INVESTMENT ADVISORY AGREEMENT
Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund.  For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to Fee Reduction Agreements effective March 1, 2012, the Advisor has contractually agreed to reduce it advisory fee in whole until February 28, 2013.  Accordingly, during the six months ended April 30, 2012, the Advisor did not collect any of its investment advisory fees, which totaled $58,685.

Prior to March 1, 2010, the Advisor contractually agreed to reduce its advisory fees and to assume other expenses of the Fund, provided the Fund’s net assets were less than $11 million, in order that the aggregate expenses of every character, including but not limited to investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with GAAP, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and (vi) dividend expense on short sales), for Institutional shares and Investor shares would not exceed 2.75% and 3.00% (“Fund Operating Expenses”), respectively, of average daily net assets.  In determining Fund Operating Expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements were added to the aggregate expenses so as not to benefit the Advisor.  Additionally, fees reimbursed to the Fund relating to brokerage/services arrangements were not taken into account in determining the Fund Operating Expenses so as to benefit the Advisor.  Finally, the operating expense limit excluded any “acquired fund fees and expenses” as that term is described in the Fund’s prospectus.

Pursuant to the Fee Reduction Agreement, the Advisor may recoup from the Fund any advisory fee reductions and expense reimbursements by the Advisor for a period of three years from such fee reduction or expense reimbursement, provided that the Fund is able to make such repayment without causing Fund Operating Expenses to exceed the annual rates of 2.75% and 3.00% for Institutional shares and Investor shares, respectively.  During the six months ended April 30, 2012, the Advisor did not recoup from the Fund any previous investment advisory fee reductions or expense reimbursements. As of April 30, 2012, the amount of fee reductions and expense reimbursements available for recoupment by the Advisor totaled $270,061.

As of April 30, 2012, the Advisor may recoup these fee reductions and expense reimbursements no later than the dates as stated below:

October 31, 2013	$80,410
October 31, 2014	130,966
April 30, 2015	58,685
$270,061

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

The Chief Compliance Officer of the Trust is an employee of the Advisor.  The Trust reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust.  The Fund bears a proportionate share of this fee based on an allocation approved by the Board.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides non-investment related administrative services to the Fund.  Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions, and materials for meetings of the Board.  For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.075% of the Fund’s average daily net assets up to $500 million, 0.05% of such assets from $500 million to $1 billion, 0.035% of such assets from $1 billion to $2 billion and 0.03% of such assets in excess of $2 billion, subject to a minimum monthly fee of $1,500.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share for each class and maintains the financial books and records of the Fund.  For these services, the Fund pays Ultimus a base fee of $3,000 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund’s average daily net assets and 0.005% of such assets in excess of $500 million.  In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder services functions.  For these services, Ultimus receives a fee from each class of shares, payable monthly, at an annual rate of $18 for each direct account and $15 for certain accounts established through financial intermediaries; provided, however, that the minimum monthly fee for the first class of shares is $1,000 if such class has 25 accounts or less, $1,250 if such class has more than 25 accounts but less than 100 accounts and $1,500 per month if such class has 100 accounts or more.  The minimum monthly fee is increased by $500 for each additional class of shares.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

DISTRIBUTION AND SERVICE FEES
The Trust has adopted a distribution plan for Investor shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets allocable to Investor shares.  During the six months ended April 30, 2012, Investor shares incurred $3,090 in distribution and service fees under the Rule 12b-1 Plan.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund.  UFD receives no compensation from the Fund for acting as principal underwriter.

6.	Directed Brokerage Arrangements

The Advisor has executed certain portfolio trades through brokers who paid a portion of the Fund’s expenses.  During the six months ended April 30, 2012, the Fund’s expenses were reduced by $392 under these arrangements.

7.	Contingencies and Commitments

The Trust indemnifies its officers and Trustees for certain liabilities that might arise from their performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure of the Trust, with respect to the Fund, under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

8.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

9.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  As of April 30, 2012, the Fund had 29.5% of the value of its net assets invested in stocks within the Information Technology sector. From time to time, a particular set of circumstances may affect this sector or other companies within the sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

The Chesapeake Growth Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, Rule 12b-1 distribution fees (if applicable to your class) and other Fund expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2011) and held until the end of the period (April 30, 2012).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

The Chesapeake Growth Fund
About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical expense ratios, can be found in this report.  For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

Institutional shares
	Beginning Account Value Nov. 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$ 1,113.10	$7.88
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,017.40	$7.52
*
Expenses are equal to Institutional shares’ annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Investor shares
	Beginning Account Value Nov. 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$ 1,109.30	$11.33
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,014.12	$10.82
*
Expenses are equal to Investor shares’ annualized expense ratio of 2.16% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Chesapeake Growth Fund
Other Information (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q.  The filings are available free of charge, upon request, by calling the Trust toll free at 1-800-430-3863.  Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov.

Rev. December 2010
Privacy Notice

FACTS	WHAT DOES THE GARDNER LEWIS INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?
ap
Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.  This information can include:
▪  Social Security number
▪  Assets
▪  Retirement Assets
▪  Transaction History
▪  Checking Account Information
▪  Purchase History
▪  Account Balances
▪  Account Transactions
▪  Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Gardner Lewis Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Gardner Lewis Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-430-3863

Who we are
Who is providing this notice?	Gardner Lewis Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Gardner Lewis Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Gardner Lewis Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tell us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing  for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.
▪ Gardner Lewis Asset Management, L.P., the investment adviser to the Gardner Lewis Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Gardner Lewis Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Gardner Lewis Investment Trust does not jointly market.

The Chesapeake Growth Fund
is a series of
Gardner Lewis Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

The Chesapeake Growth Fund	Gardner Lewis Asset Management
c/o Ultimus Fund Solutions, LLC	285 Wilmington-West Chester Pike
P.O. Box 46707	Chadds Ford, Pennsylvania 19317
Cincinnati, Ohio 45246-0707

Toll-Free Telephone:

1-800-430-3863

World Wide Web @:

www.chesapeakefunds.com

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant required by Rule 30a-2(a) under the Act.

(b)  Certifications for each principal executive officer and principal financial officer of the registrant required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Gardner Lewis Investment Trust

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive
Officer (Principal Executive Officer)

Date	June 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive
Officer (Principal Executive Officer)

Date	June 13, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer (Principal Financial Officer)

Date	June 13, 2012

* Print the name and title of each signing officer under his or her signature.